Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Effective tax rate	(1.90%)	(52.40%)	(0.40%)
Adjustment rate	(1.90%)	(52.40%)	(0.40%)
Unrecognized tax benefits (in Dollars)	$ 0